Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
Segment Information

19. Segment Information

The Group has determined that it currently operates in two principal operating segments: 1) online game related operation and 2) film, television and others. Information regarding the business segments provided to the Company's CODM is usually at the revenue level or gross margin level. The Company currently does not allocate operating costs or assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following is a summary of revenues, cost of revenues and gross profit:

	Online game related operation	Film, television and others	Total
	RMB	RMB	RMB
Year ended December 31, 2008:
Revenues	1,437,178,366	—	1,437,178,366
Cost of revenues	175,264,350	—	175,264,350

Gross profit	1,261,914,016	—	1,261,914,016

Year ended December 31, 2009:
Revenues	2,094,558,366	49,804,306	2,144,362,672
Cost of revenues	271,043,328	28,717,551	299,760,879

Gross profit	1,823,515,038	21,086,755	1,844,601,793

Year ended December 31, 2010:
Revenues	2,371,238,994	99,194,565	2,470,433,559
Cost of revenues	378,678,901	66,018,204	444,697,105

Gross profit	1,992,560,093	31,176,361	2,025,736,454

Geographic information for the years ended December 31, 2008, 2009, and 2010 is based on the location of the customers. Revenues from external customers by geographic areas were as follows:

	For the years ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
China	1,243,075,554	1,800,440,209	1,837,108,108
North America	7,884,135	129,296,833	266,168,245
Other international regions………	186,218,677	214,625,630	367,157,206

Total	1,437,178,366	2,144,362,672	2,470,433,559